PROPERTY, PLANT AND EQUIPMENT - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Commitments to suppliers to purchase machinery and equipment	$ 26,200
Losses on disposals of property, plant and equipment	100	$ 300	$ 600
Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Capital expenditures incurred	88,532	$ 45,464
Gross carrying amount | Expand production capacity in highest growth categories
Disclosure of detailed information about property, plant and equipment [line items]
Capital expenditures incurred	43,200
Gross carrying amount | Cost savings initiatives and digital transformation
Disclosure of detailed information about property, plant and equipment [line items]
Capital expenditures incurred	17,100
Gross carrying amount | Regular maintenance
Disclosure of detailed information about property, plant and equipment [line items]
Capital expenditures incurred	$ 21,000